Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (33.5%)

	Airlines (0.6%)

25,884	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$25,997

278,399	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	276,353

1,150,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,283,780

893,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	990,069

914,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	1,040,169

585,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*µ 8.000%, 09/20/25	664,531

386,442	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	396,234

971,562	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	979,567

568,812	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	537,999

		6,194,699

	Communication Services (4.5%)

1,630,000	Altice France, SA* 7.375%, 05/01/26	1,709,577

1,490,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,313,122

980,000	Ashtead Capital, Inc.*^ 4.000%, 05/01/28	1,043,749

717,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	721,474

705,000	Brink’s Company* 5.500%, 07/15/25	752,016

382,000	Cable One, Inc.*^ 4.000%, 11/15/30	392,173

1,145,000	CenturyLink, Inc.*µ^ 4.000%, 02/15/27	1,185,899

1,740,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	1,863,244

590,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	642,421

	CSC Holdings, LLC*

3,100,000	5.500%, 04/15/27^	3,274,406

2,100,000	5.750%, 01/15/30	2,256,870

1,522,000	5.500%, 05/15/26	1,579,958

200,000	4.625%, 12/01/30	204,280

2,175,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	2,211,127

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*^

750,000	6.625%, 08/15/27	$477,788

540,000	5.375%, 08/15/26	437,114

3,826,000	Embarq Corp. 7.995%, 06/01/36	4,694,234

	Entercom Media Corp.*

822,000	7.250%, 11/01/24^	838,522

683,000	6.500%, 05/01/27	701,093

	Frontier Communications Corp.

1,425,000	11.000%, 09/15/25@	758,413

1,347,000	7.625%, 04/15/24@	697,988

351,000	5.875%, 10/15/27*^	376,448

250,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	263,930

270,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	299,746

	Intelsat Jackson Holdings, SA@

1,206,000	9.750%, 07/15/25*	889,907

985,000	8.000%, 02/15/24*	1,010,226

475,000	5.500%, 08/01/23	332,614

850,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	915,118

475,000	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	480,273

	Netflix, Inc.^

725,000	4.875%, 06/15/30*	881,723

525,000	4.875%, 04/15/28	615,405

	Scripps Escrow II, Inc.*

477,000	3.875%, 01/15/29µ	478,269

239,000	5.375%, 01/15/31	241,818

1,275,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	1,330,399

477,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	496,843

	Sirius XM Radio, Inc.*^

1,250,000	5.500%, 07/01/29	1,363,362

1,250,000	4.625%, 07/15/24	1,293,300

855,000	Sprint Capital Corp. 6.875%, 11/15/28	1,099,710

	Sprint Corp.

2,430,000	7.125%, 06/15/24	2,836,029

1,300,000	7.625%, 03/01/26^	1,603,940

755,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	905,781

812,000	Telesat Canada / Telesat, LLC*µ 4.875%, 06/01/27	843,376

1,340,000	United States Cellular Corp.^ 6.700%, 12/15/33	1,735,849

392,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	4,214

		48,053,748

	Consumer Discretionary (5.5%)

1,004,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,057,292

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

705,000	6.625%, 01/15/28	$752,954

572,000	9.875%, 04/01/27^	648,522

1,250,000	BorgWarner, Inc.*^ 5.000%, 10/01/25	1,472,988

1,185,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,228,264

	Caesars Entertainment, Inc.*

472,000	8.125%, 07/01/27^	517,845

472,000	6.250%, 07/01/25	497,974

1,460,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,454,846

	Carnival Corp.*^

488,000	10.500%, 02/01/26	566,631

239,000	7.625%, 03/01/26	253,268

710,000	Carvana Company*^ 5.625%, 10/01/25	734,694

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,130,000	5.125%, 05/01/27	3,293,230

1,175,000	5.750%, 02/15/26	1,212,882

565,000	5.000%, 02/01/28	594,035

476,000	4.250%, 02/01/31	488,490

750,000	Cedar Fair, LP^ 5.250%, 07/15/29	751,950

	Century Communities, Inc.

1,250,000	6.750%, 06/01/27	1,339,200

1,095,000	5.875%, 07/15/25	1,140,990

2,075,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	2,170,409

	DISH DBS Corp.^

763,000	7.750%, 07/01/26	828,763

250,000	7.375%, 07/01/28	260,663

	ESH Hospitality, Inc.*

680,000	5.250%, 05/01/25^	694,171

500,000	4.625%, 10/01/27	511,685

	Expedia Group, Inc.*

570,000	7.000%, 05/01/25µ	626,396

361,000	6.250%, 05/01/25^	417,803

600,000	Ford Motor Company 8.500%, 04/21/23	672,624

	Ford Motor Credit Company, LLC^

1,300,000	4.063%, 11/01/24	1,355,510

1,140,000	3.664%, 09/08/24	1,176,594

1,120,000	4.134%, 08/04/25	1,177,456

600,000	4.000%, 11/13/30	615,000

500,000	4.389%, 01/08/26	532,235

2,000,000	goeasy, Ltd.* 5.375%, 12/01/24	2,094,820

477,000	Guitar Center, Inc.*

	8.500%, 01/15/26	501,069

250,000	Installed Building Products, Inc.* 5.750%, 02/01/28	267,600

	International Game Technology, PLC*

1,260,000	6.250%, 01/15/27µ^	1,445,220

301,000	5.250%, 01/15/29	321,751

	L Brands, Inc.

1,413,000	6.875%, 11/01/35	1,640,677

789,000	6.694%, 01/15/27^	884,248

238,000	6.875%, 07/01/25*^	259,670

1,200,000	Lennar Corp.µ 5.250%, 06/01/26	1,417,356

	Life Time, Inc.*

717,000	5.750%, 01/15/26	725,389

PRINCIPAL AMOUNT		VALUE

478,000	8.000%, 04/15/26	$479,530

	M/I Homes, Inc.

1,335,000	5.625%, 08/01/25µ^	1,388,974

705,000	4.950%, 02/01/28	744,706

	Macy’s Retail Holdings, LLC

475,000	6.700%, 07/15/34*	452,979

250,000	5.125%, 01/15/42	204,233

472,000	Macy’s, Inc.*µ^ 8.375%, 06/15/25	523,184

	Mattel, Inc.*^

1,250,000	5.875%, 12/15/27	1,379,150

1,145,000	6.750%, 12/31/25	1,204,471

1,155,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,097,597

	Meredith Corp.^

472,000	6.500%, 07/01/25*	502,977

235,000	6.875%, 02/01/26	238,111

1,908,000	Meritage Homes Corp. 7.000%, 04/01/22	2,026,048

717,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	708,654

931,000	Newell Brands, Inc. 4.700%, 04/01/26	1,025,189

	Rite Aid Corp.

1,885,000	8.000%, 11/15/26*	2,028,844

474,000	7.700%, 02/15/27	473,592

	Royal Caribbean Cruises, Ltd.*µ

465,000	11.500%, 06/01/25	536,643

233,000	10.875%, 06/01/23	263,083

1,250,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,248,025

750,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	850,005

1,250,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,342,788

388,660	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	386,581

238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	277,429

1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	974,810

		58,960,767

	Consumer Staples (1.6%)

477,000	Central Garden & Pet Company^ 4.125%, 10/15/30	499,553

750,000	Dean Foods Company*@ 6.500%, 03/15/23	14,565

482,000	Edgewell Personal Care Company* 5.500%, 06/01/28	516,343

716,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	731,867

680,000	Fresh Market, Inc.* 9.750%, 05/01/23	702,209

1,275,000	JBS USA LUX, SA / JBS USA Finance, Inc.*µ 6.750%, 02/15/28	1,415,556

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

403,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ 6.500%, 04/15/29	$458,751

	Kraft Heinz Foods Company

1,470,000	4.375%, 06/01/46µ	1,567,917

237,000	4.250%, 03/01/31^	267,220

237,000	3.875%, 05/15/27^	259,418

	New Albertson’s, Inc.

621,000	7.750%, 06/15/26	722,664

248,000	8.000%, 05/01/31	308,596

	Pilgrim’s Pride Corp.*

1,450,000	5.875%, 09/30/27	1,546,497

505,000	5.750%, 03/15/25	516,772

	Post Holdings, Inc.*

1,250,000	5.750%, 03/01/27	1,314,137

375,000	5.500%, 12/15/29	407,606

250,000	5.625%, 01/15/28	265,680

245,000	4.625%, 04/15/30	254,192

995,000	Simmons Foods, Inc.*

	7.750%, 01/15/24	1,039,666

1,050,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,111,771

	Vector Group, Ltd.*

1,320,000	6.125%, 02/01/25	1,340,209

1,320,000	5.750%, 02/01/29	1,364,378

		16,625,567

	Energy (3.3%)

355,000	Antero Resources Corp.*^ 7.625%, 02/01/29	362,483

	Apache Corp.

958,000	5.100%, 09/01/40	969,295

538,000	4.875%, 11/15/27^	553,629

478,000	4.625%, 11/15/25^	489,152

738,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	1,292

	Buckeye Partners, LP^

750,000	3.950%, 12/01/26	756,997

500,000	5.850%, 11/15/43	499,575

720,000	ChampionX Corp. 6.375%, 05/01/26	755,568

1,000,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	1,042,710

477,000	Cheniere Energy, Inc.* 4.625%, 10/15/28	497,459

595,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	177,533

240,000	CNX Resources Corp.*^ 7.250%, 03/14/27	258,024

	Continental Resources, Inc.^

965,000	3.800%, 06/01/24	991,016

725,000	4.375%, 01/15/28	740,471

1,490,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43

	3 mo. USD LIBOR + 3.85%	1,341,358

540,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	84,208

2,215,000	Energy Transfer Operating, LP‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,542,238

	EnLink Midstream Partners, LP

1,235,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	682,659

1,015,000	4.850%, 07/15/26	986,783

PRINCIPAL AMOUNT		VALUE

	EQT Corp.^

550,000	8.750%, 02/01/30	$702,009

385,000	7.875%, 02/01/25	454,350

235,000	5.000%, 01/15/29	255,943

978,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	878,655

	Gulfport Energy Corp.@

1,200,000	6.375%, 05/15/25	926,460

720,000	6.000%, 10/15/24	556,452

250,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	260,215

282,000	HighPoint Operating Corp. 7.000%, 10/15/22	113,649

235,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*^ 5.000%, 02/01/28	236,763

807,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	703,494

1,485,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,536,515

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27	445,105

455,000	7.500%, 01/15/26	382,259

500,000	Murphy Oil Corp.^ 5.875%, 12/01/27	475,940

477,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	494,110

245,000	Newfield Exploration Companyµ 5.750%, 01/30/22	254,496

450,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	187,817

	Occidental Petroleum Corp.^

2,930,000	4.300%, 08/15/39	2,568,643

2,142,000	2.900%, 08/15/24	2,081,167

1,816,000	2.700%, 08/15/22	1,823,300

494,000	5.875%, 09/01/25	518,552

245,000	Ovintiv, Inc.^ 6.500%, 08/15/34	299,689

464,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	452,966

750,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	802,717

960,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	805,814

360,000	Range Resources Corp.*^ 8.250%, 01/15/29	378,731

1,050,000	SESI, LLC@ 7.750%, 09/15/24	408,880

304,000	SM Energy Company*^ 10.000%, 01/15/25	337,838

243,000	Southwestern Energy Companyµ 8.375%, 09/15/28	260,491

536,000	Transocean, Inc.* 11.500%, 01/30/27	423,376

1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,210,742

500,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	525,490

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

905,000	W&T Offshore, Inc.* 9.750%, 11/01/23	$717,149

460,000	Weatherford International, Ltd.* 11.000%, 12/01/24	394,781

		35,607,008

	Financials (5.9%)

3,175,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	3,278,664

485,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	496,524

945,000	AG Issuer, LLC* 6.250%, 03/01/28	991,135

2,065,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	2,187,124

1,597,000	Ally Financial, Inc. 8.000%, 11/01/31	2,325,823

1,975,000	AmWINS Group, Inc.* 7.750%, 07/01/26	2,117,674

2,200,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,270,048

	Aviation Capital Group, LLC*µ

1,069,000	3.500%, 11/01/27^	1,129,880

250,000	6.750%, 04/06/21	252,730

2,720,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	2,825,754

	Credit Acceptance Corp.^

1,250,000	6.625%, 03/15/26	1,327,438

869,000	5.125%, 12/31/24*	901,544

297,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	323,587

1,250,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,316,963

1,005,000	Genworth Mortgage Holdings, Inc.*^ 6.500%, 08/15/25	1,076,737

839,362	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	753,755

923,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	941,848

1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,615,704

4,250,000	HUB International, Ltd.* 7.000%, 05/01/26	4,411,627

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,180,000	5.250%, 05/15/27	1,242,269

238,000	4.375%, 02/01/29*	236,729

1,825,000	ILFC E-Capital Trust II*‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,475,731

2,195,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,310,435

PRINCIPAL AMOUNT		VALUE

2,000,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*µ 6.250%, 06/03/26	$2,102,500

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,114,000	5.250%, 10/01/25	2,116,537

237,000	4.250%, 02/01/27^	227,657

1,040,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	1,068,933

2,168,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,241,300

2,085,000	MetLife, Inc.µ 6.400%, 12/15/66	2,700,033

480,000	MGIC Investment Corp. 5.250%, 08/15/28	513,754

	Navient Corp.

2,113,000	5.000%, 03/15/27^	2,144,315

550,000	6.750%, 06/25/25^	603,394

478,000	4.875%, 03/15/28	475,323

540,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	531,970

	OneMain Finance Corp.

1,230,000	7.125%, 03/15/26	1,444,327

925,000	6.875%, 03/15/25^	1,061,262

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

578,000	7.500%, 06/01/25	625,384

476,000	5.875%, 10/01/28	503,275

1,100,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,089,165

1,250,000	Radian Group, Inc.µ^ 4.875%, 03/15/27	1,353,188

580,000	SLM Corp.µ^ 4.200%, 10/29/25	616,076

1,250,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	1,259,725

943,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	1,026,446

440,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	457,547

716,000	United Shore Financial Services, LLC*^ 5.500%, 11/15/25	754,471

940,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	958,386

1,017,000	XHR, LP* 6.375%, 08/15/25	1,068,521

		62,753,212

	Health Care (3.3%)

	Acadia Healthcare Company,

	Inc.^

2,300,000	5.625%, 02/15/23	2,308,372

477,000	5.000%, 04/15/29*	502,586

2,730,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,022,902

	Bausch Health Companies, Inc.*

1,050,000	5.000%, 01/30/28	1,083,033

413,000	5.000%, 02/15/29	423,569

239,000	5.250%, 02/15/31	246,256

	Centene Corp.

1,000,000	4.250%, 12/15/27^	1,060,060

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

477,000	3.000%, 10/15/30	$499,686

	CHS/Community Health Systems, Inc.*

3,793,000	8.125%, 06/30/24	3,997,822

1,100,000	8.000%, 03/15/26^	1,183,930

538,000	6.875%, 04/15/29	544,951

	DaVita, Inc.*

1,206,000	4.625%, 06/01/30	1,267,554

237,000	3.750%, 02/15/31	235,592

	Encompass Health Corp.

470,000	4.750%, 02/01/30	504,808

470,000	4.500%, 02/01/28	492,616

1,175,000	HCA, Inc. 7.500%, 11/06/33	1,613,440

1,650,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	682,473

1,025,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	924,222

	Tenet Healthcare Corp.

2,250,000	6.250%, 02/01/27*^	2,373,570

1,405,000	4.625%, 07/15/24	1,431,569

1,315,000	6.875%, 11/15/31	1,427,406

1,250,000	4.875%, 01/01/26*	1,305,725

2,382,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	2,391,242

	Teva Pharmaceutical Finance Netherlands III, BV^

2,050,000	6.000%, 04/15/24µ	2,160,167

1,950,000	2.800%, 07/21/23	1,935,316

1,696,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	1,748,780

		35,367,647

	Industrials (5.1%)

960,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,068,000

1,020,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,049,264

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,175,000	4.625%, 01/15/27	1,233,198

703,000	4.875%, 02/15/30	752,266

477,000	3.500%, 03/15/29	471,553

	Allison Transmission, Inc.*^

825,000	4.750%, 10/01/27	864,385

240,000	3.750%, 01/30/31	239,155

	American Airlines Group, Inc.*

789,000	5.000%, 06/01/22	742,836

240,000	3.750%, 03/01/25^	184,380

2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,587,322

500,000	Avolon Holdings Funding, Ltd.*µ^ 5.250%, 05/15/24	547,810

1,245,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	1,260,189

	Cascades, Inc. / Cascades USA, Inc.*

750,000	5.125%, 01/15/26	798,202

500,000	5.375%, 01/15/28^	529,335

	Delta Air Lines, Inc.^

239,000	7.375%, 01/15/26	274,817

PRINCIPAL AMOUNT		VALUE

236,000	3.800%, 04/19/23	$242,164

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

239,000	4.750%, 10/20/28	264,972

119,000	4.500%, 10/20/25	127,303

478,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	472,044

475,000	EnerSys* 4.375%, 12/15/27	507,062

2,045,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	1,995,020

477,000	GFL Environmental, Inc.*^ 3.750%, 08/01/25	488,658

	Golden Nugget, Inc.*

725,000	6.750%, 10/15/24	726,682

505,000	8.750%, 10/01/25^	525,357

533,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	579,675

500,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	561,985

625,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	690,862

1,215,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,236,384

1,099,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	1,095,989

110,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	114,290

1,250,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,319,437

	Howmet Aerospace, Inc.^

1,450,000	5.125%, 10/01/24	1,596,943

429,000	6.875%, 05/01/25	500,403

1,250,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,277,775

865,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	967,952

716,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	737,215

474,000	MasTec, Inc.*^ 4.500%, 08/15/28	499,786

	Meritor, Inc.^

1,903,000	6.250%, 02/15/24	1,930,993

143,000	4.500%, 12/15/28*	145,780

588,000	Moog, Inc.* 4.250%, 12/15/27	613,507

1,175,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	1,244,290

	Navistar International Corp.*

1,625,000	6.625%, 11/01/25	1,694,420

480,000	9.500%, 05/01/25	535,171

940,000	Novelis Corp.* 4.750%, 01/30/30	990,563

1,120,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,128,702

505,000	Patrick Industries, Inc.* 7.500%, 10/15/27	554,429

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,050,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	$1,126,702

236,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	252,520

935,000	QVC, Inc.µ 4.375%, 09/01/28	974,981

790,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	814,672

823,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	878,059

479,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	492,206

	Sinclair Television Group, Inc.*^

477,000	4.125%, 12/01/30	476,218

475,000	5.500%, 03/01/30	490,267

	Standard Industries, Inc.*

475,000	5.000%, 02/15/27µ	495,819

236,000	4.375%, 07/15/30^	250,497

	Station Casinos, LLC*

1,435,000	4.500%, 02/15/28	1,410,878

647,000	5.000%, 10/01/25	651,840

477,000	Stericycle, Inc.*µ 3.875%, 01/15/29	490,366

717,000	STL Holding Company, LLC* 7.500%, 02/15/26	747,042

785,000	Tennant Company 5.625%, 05/01/25	816,989

1,000,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,057,170

	TransDigm, Inc.

1,260,000	6.250%, 03/15/26*	1,334,479

700,000	7.500%, 03/15/27	749,546

	United Rentals North America, Inc.

450,000	5.875%, 09/15/26	474,440

239,000	3.875%, 02/15/31^	249,920

615,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	634,108

	WESCO Distribution, Inc.*

470,000	7.125%, 06/15/25	511,910

235,000	7.250%, 06/15/28	264,344

1,250,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	1,323,087

		54,936,585

	Information Technology (1.0%)

500,000	CDK Global, Inc.* 5.250%, 05/15/29	542,475

1,114,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,139,221

	Dell International, LLC / EMC Corp.*

1,155,000	6.020%, 06/15/26µ	1,394,559

750,000	6.100%, 07/15/27^	928,807

425,000	5.850%, 07/15/25µ	505,087

480,000	Fair Isaac Corp.* 4.000%, 06/15/28	496,142

1,050,000	KBR, Inc.* 4.750%, 09/30/28	1,091,695

1,050,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,042,324

PRINCIPAL AMOUNT		VALUE

750,000	MTS Systems Corp.*^ 5.750%, 08/15/27	$816,390

723,000	ON Semiconductor Corp.*^ 3.875%, 09/01/28	751,971

705,000	Open Text Corp.* 3.875%, 02/15/28	723,161

646,000	PTC, Inc.*µ 4.000%, 02/15/28	674,056

478,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	483,832

		10,589,720

	Materials (1.8%)

1,625,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,718,762

534,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	561,864

725,000	ArcelorMittal, SA^ 7.250%, 10/15/39	1,048,067

412,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	424,690

1,040,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	1,078,033

650,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	665,347

	Freeport-McMoRan, Inc.^

645,000	5.000%, 09/01/27	687,422

475,000	5.450%, 03/15/43	595,470

425,000	5.400%, 11/14/34	529,920

716,000	HB Fuller Company^ 4.250%, 10/15/28	734,022

740,000	Hudbay Minerals, Inc.*^ 6.125%, 04/01/29	785,517

725,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	770,958

	Kaiser Aluminum Corp.*

505,000	4.625%, 03/01/28^	522,114

449,000	6.500%, 05/01/25	480,973

538,000	Mercer International, Inc.*^ 5.125%, 02/01/29	548,254

250,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	277,933

	New Gold, Inc.*

628,000	6.375%, 05/15/25	651,883

237,000	7.500%, 07/15/27	256,166

250,000	Norbord, Inc.* 5.750%, 07/15/27	269,190

1,040,000	OCI, NV* 4.625%, 10/15/25	1,078,511

475,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	515,518

	PBF Holding Company, LLC / PBF Finance Corp.

2,050,000	7.250%, 06/15/25	1,362,286

240,000	9.250%, 05/15/25*^	231,900

1,105,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	1,147,852

1,000,000	Taseko Mines, Ltd.* 7.000%, 02/15/26	997,800

750,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	789,742

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

239,000	Valvoline, Inc.* 3.625%, 06/15/31	$240,728

		18,970,922

	Real Estate (0.4%)

1,225,000	CBL & Associates, LP@ 5.250%, 12/01/23	459,730

289,000	EPR Properties^ 3.750%, 08/15/29	282,882

	Forestar Group, Inc.*

1,250,000	8.000%, 04/15/24	1,315,975

750,000	5.000%, 03/01/28	781,927

240,000	iStar, Inc.µ 5.500%, 02/15/26	244,620

	Service Properties Trustµ

1,250,000	4.350%, 10/01/24	1,229,275

465,000	5.250%, 02/15/26	458,774

		4,773,183

	Utilities (0.5%)

705,000	Calpine Corp.* 4.500%, 02/15/28	725,149

755,000	NRG Energy, Inc. 6.625%, 01/15/27	792,909

1,449,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,350,816

	Talen Energy Supply, LLC*^

500,000	10.500%, 01/15/26	460,640

250,000	7.250%, 05/15/27	264,712

1,250,000	TerraForm Power Operating, LLC*µ 5.000%, 01/31/28	1,391,587

		4,985,813

	TOTAL CORPORATE BONDS (Cost $348,714,354)	357,818,871

CONVERTIBLE BONDS (84.2%)

	Communication Services (6.8%)

	Liberty Media Corp.

9,000,000	0.500%, 12/01/50*	9,290,970

8,550,000	1.375%, 10/15/23	10,505,556

5,350,000	2.250%, 09/30/46	2,533,706

4,500,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,541,840

5,250,000	Match Group FinanceCo 3, Inc.*^ 2.000%, 01/15/30	9,533,055

4,500,000	Sea, Ltd.* 2.375%, 12/01/25	11,166,660

5,750,000	Snap, Inc. 0.750%, 08/01/26	13,785,280

7,400,000	Zynga, Inc. 0.250%, 06/01/24	9,981,638

		72,338,705

	Consumer Discretionary (21.7%)

9,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	12,178,980

6,250,000	Burlington Stores, Inc.* 2.250%, 04/15/25	8,413,000

2,645,000	Carnival Corp.* 5.750%, 04/01/23	5,572,036

PRINCIPAL AMOUNT		VALUE

8,500,000	Chegg, Inc.* 0.000%, 09/01/26	$9,856,260

2,500,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	5,126,025

2,752,000	DISH Network Corp.~ 2.375%, 03/15/24	2,524,134

12,750,000	Etsy, Inc.*^ 0.125%, 09/01/27	16,955,970

4,396,000	Fiverr International, Ltd.* 0.000%, 11/01/25	5,542,741

1,416,000	Guess, Inc.^ 2.000%, 04/15/24	1,615,288

13,000,000	Liberty Broadband Corp.* 2.750%, 09/30/50	13,424,970

	Liberty Interactive, LLC

1,220,000	4.000%, 11/15/29	950,563

615,000	3.750%, 02/15/30	475,094

11,250,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	11,340,000

	NCL Corp., Ltd.*

4,255,000	5.375%, 08/01/25	6,597,292

3,000,000	6.000%, 05/15/24	5,796,870

4,500,000	RH* 0.000%, 09/15/24	10,332,450

15,250,000	Royal Caribbean Cruises, Ltd.*~ 4.250%, 06/15/23	18,495,200

4,340,000	Tesla, Inc. 2.000%, 05/15/24	55,422,451

3,500,000	Under Armour, Inc.* 1.500%, 06/01/24	5,786,060

15,000,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	15,126,600

12,500,000	Wayfair, Inc.* 0.625%, 10/01/25	12,760,250

6,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	7,853,400

		232,145,634

	Energy (2.1%)

2,734,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,580,568

9,000,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	10,119,510

7,000,000	Pioneer Natural Resources Company*^~ 0.250%, 05/15/25	9,692,480

	SunEdison, Inc.@

9,411,000	0.250%, 01/15/20*	118,579

898,000	2.000%, 10/01/18	11,153

		22,522,290

	Financials (0.1%)

1,250,000	Prospect Capital Corp. 4.950%, 07/15/22	1,284,800

	Health Care (14.5%)

4,500,000	BioMarin Pharmaceutical, Inc.*^ 1.250%, 05/15/27	4,724,415

5,750,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	5,560,825

2,750,000	CONMED Corp.^ 2.625%, 02/01/24	3,864,300

14,000,000	DexCom, Inc.*^ 0.250%, 11/15/25	14,291,200

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,426,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	$4,451,298

6,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	9,666,135

9,000,000	Guardant Health, Inc.*^ 0.000%, 11/15/27	12,031,920

13,500,000	Insulet Corp.^ 0.375%, 09/01/26	18,668,745

9,950,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	12,986,242

10,250,000	NeoGenomics, Inc.^ 0.250%, 01/15/28	11,078,303

2,100,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	3,141,558

4,000,000	NuVasive, Inc.*^ 0.375%, 03/15/25	3,887,160

8,500,000	Omnicell, Inc.* 0.250%, 09/15/25	11,370,960

8,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	9,585,680

6,470,000	Repligen Corp. 0.375%, 07/15/24	11,773,847

1,675,000	Sarepta Therapeutics, Inc.^ 1.500%, 11/15/24	2,468,615

3,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,043,970

6,750,000	Teladoc Health, Inc.*^ 1.250%, 06/01/27	9,650,273

3,268,000	Tricida, Inc.* 3.500%, 05/15/27	1,599,228

		154,844,674

	Industrials (6.4%)

7,250,000	Air Canada* 4.000%, 07/01/25	9,883,635

3,750,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,976,838

3,650,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	4,108,038

4,250,000	Middleby Corp.* 1.000%, 09/01/25	5,348,710

13,380,000	Southwest Airlines Company^~ 1.250%, 05/01/25	18,812,815

5,750,000	Sunrun, Inc.* 0.000%, 02/01/26	5,859,710

20,000,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	20,960,800

		68,950,546

	Information Technology (31.8%)

505,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	5,425,260

7,750,000	Akamai Technologies, Inc. 0.375%, 09/01/27	8,872,665

11,500,000	Bentley Systems, Inc.* 0.125%, 01/15/26	11,584,985

5,207,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	5,660,790

3,500,000	Cloudflare, Inc.* 0.750%, 05/15/25	7,533,680

14,000,000	Coupa Software, Inc.*^ 0.375%, 06/15/26	18,039,560

7,250,000	Datadog, Inc.* 0.125%, 06/15/25	9,745,160

	Envestnet, Inc.

3,000,000	1.750%, 06/01/23^	3,821,580

PRINCIPAL AMOUNT		VALUE

1,928,000	0.750%, 08/15/25*	$1,988,848

2,500,000	Everbridge, Inc. 0.125%, 12/15/24	3,413,625

3,500,000	Five9, Inc.* 0.500%, 06/01/25	4,933,740

4,500,000	II-VI, Inc.

	0.250%, 09/01/22	8,309,385

13,250,000	Inphi Corp.*~ 0.750%, 04/15/25	19,277,160

4,750,000	LivePerson, Inc.* 0.000%, 12/15/26	5,280,955

7,000,000	Lumentum Holdings, Inc.^ 0.500%, 12/15/26	8,623,300

18,705,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	21,192,204

6,750,000	MongoDB, Inc. 0.250%, 01/15/26	12,510,315

4,250,000	Nice, Ltd.*^ 0.000%, 09/15/25	4,830,933

5,645,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	6,381,052

	Okta, Inc.

7,500,000	0.125%, 09/01/25^	11,396,250

4,000,000	0.375%, 06/15/26*	5,230,480

3,250,000	ON Semiconductor Corp. 1.625%, 10/15/23	5,755,360

8,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	12,069,745

6,750,000	Proofpoint, Inc. 0.250%, 08/15/24	7,407,113

2,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	3,097,980

11,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	11,252,137

8,250,000	RingCentral, Inc.*^ 0.000%, 03/01/25	10,361,422

13,750,000	Shift4 Payments, Inc.*^ 0.000%, 12/15/25	15,738,937

1,824,000	Shopify, Inc.^ 0.125%, 11/01/25	2,162,060

7,750,000	Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	10,040,668

18,000,000	Splunk, Inc.*^ 1.125%, 06/15/27	18,963,360

	Square, Inc.*^

9,000,000	0.250%, 11/01/27	10,151,550

9,000,000	0.000%, 05/01/26	10,119,420

3,000,000	Viavi Solutions, Inc. 1.750%, 06/01/23	3,814,200

4,250,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	4,334,533

5,250,000	Workday, Inc.^ 0.250%, 10/01/22	8,419,950

7,750,000	Zendesk, Inc.* 0.625%, 06/15/25	11,498,675

7,250,000	Zscaler, Inc.* 0.125%, 07/01/25	10,838,097

		340,077,134

	Real Estate (0.8%)

3,600,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,778,748

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,879,000	Redfin Corp.*

	0.000%, 10/15/25	$3,548,972

		8,327,720

	TOTAL CONVERTIBLE BONDS (Cost $713,235,070)	900,491,503

BANK LOANS (4.2%) ¡

	Communication Services (0.9%)

1,283,750	Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	1,255,264

814,688	CommScope, Inc.‡ 3.371%, 04/06/26 1 mo. LIBOR + 3.25%	815,005

493,763	Consolidated Communications, Inc.! 0.000%, 10/02/27	498,644

369,075	Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	372,723

543,139	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	541,612

1,490,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	1,493,628

960,300	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	950,217

2,297,500	Intelsat Jackson Holdings, SA 8.625%, 01/02/24 1 mo. LIBOR + 8.63%	2,341,118

1,775,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	1,804,705

		10,072,916

	Consumer Discretionary (0.9%)

594,198	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	606,640

555,000	Meredith Corp.! 0.000%, 01/31/25	566,622

1,100,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	1,100,313

3,351,614	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	3,355,284

955,000	PetSmart, Inc.! 0.000%, 03/11/22	956,046

480,000	PetSmart, Inc.! 0.000%, 01/27/28	480,000

200,000	United Natural Foods, Inc.! 0.000%, 10/22/25	200,726

1,962,662	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	1,969,414

		9,235,045

PRINCIPAL AMOUNT		VALUE

	Energy (0.1%)

202,967	Lealand Finance Company, BV‡ 1.121%, 06/30/25 1 mo. LIBOR + 1.00%	$135,988

16,010	McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	13,208

1,065,789	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	1,050,692

		1,199,888

	Financials (0.1%)

1,260,475	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	1,265,649

269,862	Level 3 Financing, Inc.‡ 1.871%, 03/01/27 1 mo. LIBOR + 1.75%	268,767

		1,534,416

	Health Care (1.0%)

2,436,922	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,420,168

1,722,154	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	1,713,543

1,450,878	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	1,454,055

1,107,945	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	1,047,080

1,541,990	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	1,540,062

2,195,259	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,057,145

		10,232,053

	Industrials (0.7%)

1,773,000	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	1,772,663

1,100,710	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	1,118,596

1,017,313	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	1,021,310

745,563	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	740,437

797,215	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	798,311

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.871%, 11/16/25 1 mo. LIBOR + 3.75%	$569,815

1,588,664	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	1,564,588

270,188	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	266,135

		7,851,855

	Information Technology (0.4%)

1,127,000	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	1,127,530

1,188,000	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	1,192,206

640,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	643,200

1,028,684	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	1,028,467

		3,991,403

	Materials (0.1%)

724,525	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	726,035

	TOTAL BANK LOANS (Cost $45,110,380)	44,843,611

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (15.6%)

	Communication Services (0.8%)

7,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,960,651

	Consumer Discretionary (1.2%)

78,610	Aptiv, PLC^ 5.500%, 06/15/23	12,219,925

	Consumer Staples (0.3%)

35,755	Energizer Holdings, Inc. 7.500%, 01/15/22	3,287,672

	Financials (2.6%)

32,300	Assurant, Inc.^ 6.500%, 03/15/21	4,144,413

4,600	Bank of America Corp. ‡‡ 7.250%	6,728,788

83,355	KKR & Company, Inc.^ 6.000%, 09/15/23	4,848,760

8,100	Wells Fargo & Company ‡‡ 7.500%	11,696,400

		27,418,361

NUMBER OF SHARES		VALUE

	Health Care (3.1%)

113,945	Avantor, Inc. 6.250%, 05/15/22	$10,552,446

70,970	Boston Scientific Corp.^ 5.500%, 06/01/23	7,754,182

9,125	Danaher Corp.^ 4.750%, 04/15/22	14,785,238

		33,091,866

	Industrials (1.7%)

10,855	Fortive Corp. 5.000%, 07/01/21	10,424,057

73,760	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	8,037,627

		18,461,684

	Information Technology (2.1%)

15,360	Broadcom, Inc.~ 8.000%, 09/30/22	22,560,000

	Utilities (3.8%)

151,970	Dominion Energy, Inc. 7.250%, 06/01/22	14,999,439

68,440	DTE Energy Company^ 6.250%, 11/01/22	3,174,247

	NextEra Energy, Inc.

177,495	6.219%, 09/01/23	9,446,284

138,185	4.872%, 09/01/22^	8,451,395

77,785	5.279%, 03/01/23^	4,156,830

		40,228,195

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $149,616,910)	166,228,354

COMMON STOCKS (0.8%)

	Communication Services (0.0%)

6,663	Cumulus Media, Inc. - Class A#	57,835

	Energy (0.7%)

40,024	Calfrac Well Services, Ltd.#	117,547

1,875	Chevron Corp.^	159,750

54,408	Denbury, Inc.^#	1,556,613

58,950	Energy Transfer, LP	369,617

64,780	Enterprise Products Partners, LP~	1,310,499

6,644	EP Energy Corp.#	272,404

13,550	GasLog, Ltd.^	55,555

62,208	Lonestar Resources US, Inc.#	310,418

17,855	Magellan Midstream Partners, LP	793,833

110,308	Mcdermott International, Ltd.^#	112,514

6,835	Oasis Petroleum, Inc.^#	256,107

6,925	Schlumberger, Ltd.	153,804

224,673	Southwestern Energy Company^#	847,017

25,965	Targa Resources Corp.^	710,662

20,897	Tidewater, Inc.#	198,313

15,224	Weatherford International, PLC#	103,523

14,631	Whiting Petroleum Corp.#	297,595

8,500	Williams Companies, Inc.^	180,455

		7,806,226

	Financials (0.1%)

13,850	American International Group, Inc.	518,544

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (0.0%)

159,459	McDermott International, Inc.#	$162,648

	TOTAL COMMON STOCKS (Cost $18,601,522)	8,545,253

PREFERRED STOCKS (0.5%)

	Communication Services (0.1%)

42,000	United States Cellular Corp. 6.250%, 09/01/69	1,124,340

	Consumer Discretionary (0.1%)

6,123	Guitar Center, Inc.	691,843

7,763	Qurate Retail, Inc. 8.000%, 03/15/31	776,766

		1,468,609

	Energy (0.3%)

62,620	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,075,185

37,094	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	743,735

43,000	NuStar Logistics, LP^‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	953,310

		2,772,230

	TOTAL PREFERRED STOCKS (Cost $6,210,493)	5,365,179

WARRANTS (0.0%) #

	Energy (0.0%)

4,875	Denbury, Inc. 09/18/25, Strike $32.59	42,169

1,776	Denbury, Inc. 09/18/23, Strike $35.41	7,210

47,739	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5

42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	4

	TOTAL WARRANTS (Cost $284,064)	49,388

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.6%) #

	Consumer Discretionary (0.6%)

540	Alibaba Group Holding, Ltd.

13,706,820	Call, 03/19/21, Strike $270.00	549,450

350	Tesla, Inc.

27,773,550	Put, 01/21/22, Strike $700.00	6,237,000

		6,786,450

	Financials (0.2%)

3,325	Bank of America Corp.

9,858,625	Call, 01/21/22, Strike $35.00	673,313

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

4,235	Wells Fargo & Company

12,654,180	Call, 04/16/21, Strike $30.00	$948,640

		1,621,953

	Information Technology (0.2%)

1,885	Micron Technology, Inc.

14,753,895	Call, 06/18/21, Strike $75.00	2,092,350

	Other (0.6%)

1,350	Invesco QQQ Trust Series

42,465,600	Put, 01/21/22, Strike $275.00	2,997,000

1,200	SPDR S&P 500 ETF Trust

44,408,400	Put, 01/21/22, Strike $340.00	3,199,200

		6,196,200

	TOTAL PURCHASED OPTIONS (Cost $15,157,524)	16,696,953

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.6%)

24,731,318	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	24,743,684

24,741,052	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	24,741,052

	TOTAL SHORT TERM INVESTMENTS (Cost $49,484,736)	49,484,736

TOTAL INVESTMENTS (145.0%) (Cost $1,346,415,053)		1,549,523,848

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.4%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.6%)		(380,625,520)

NET ASSETS (100.0%)		$1,068,898,328

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $41,850,709.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
&	Illiquid security.

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $7,991,945.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows:*

Cost basis of investments	$1,346,415,053

Gross unrealized appreciation	248,470,311
Gross unrealized depreciation	(45,361,516)

Net unrealized appreciation (depreciation)	$203,108,795

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.